Schedule of Investments
July 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.50%
Australia–8.40%
CSL Ltd.	80,906	$6,995,153
Dyno Nobel Ltd.	878,081	2,324,206
Mineral Resources Ltd.(a)	66,263	2,693,063
Orora Ltd.	2,512,240	2,564,515
QBE Insurance Group Ltd.	195,045	3,383,009
Rio Tinto PLC	51,541	5,008,218
Woodside Energy Group Ltd.	636,768	14,903,508
Worley Ltd.	353,864	2,626,531
		40,498,203
China–25.00%
AAC Technologies Holdings, Inc.	430,000	2,112,928
Alibaba Group Holding Ltd.	369,800	5,633,309
Anhui Conch Cement Co. Ltd., H Shares	1,387,000	3,267,931
China Oilfield Services Ltd., H Shares	2,294,000	2,080,496
China Resources Beer (Holdings) Co. Ltd.	2,259,000	6,815,812
ENN Energy Holdings Ltd.	415,447	2,486,005
Full Truck Alliance Co. Ltd., ADR	823,939	7,819,181
Gree Electric Appliances, Inc. of Zhuhai, A Shares	387,700	2,430,243
H World Group Ltd., ADR(b)	191,915	8,192,851
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares	2,435,109	9,770,526
JD.com, Inc., A Shares	389,700	6,410,554
NetEase, Inc.	588,400	15,655,095
NetEase, Inc., ADR(b)	21,202	2,825,591
New Oriental Education & Technology Group, Inc., ADR(b)	137,251	8,082,711
Shenzhou International Group Holdings Ltd.	371,462	2,111,137
Tencent Holdings Ltd.	353,100	21,575,464
Tencent Music Entertainment Group, ADR	557,690	5,270,170
Tingyi Cayman Islands Holding Corp.	1,488,881	2,254,925
Vipshop Holdings Ltd., ADR	376,235	5,771,445
		120,566,374
Hong Kong–6.35%
AIA Group Ltd.	1,101,400	11,103,092
CK Asset Holdings Ltd.	1,132,500	6,898,077
CK Hutchison Holdings Ltd.	889,500	8,333,970
Jardine Matheson Holdings Ltd.	64,646	4,293,459
		30,628,598
India–5.31%
HDFC Bank Ltd.	523,395	4,099,128
HDFC Bank Ltd., ADR	419,138	10,029,972
ICICI Bank Ltd., ADR	229,196	6,873,588
Shriram Finance Ltd.	419,476	4,597,513
		25,600,201
Indonesia–3.75%
PT Astra International Tbk	22,837,932	6,487,806
PT Bank Negara Indonesia (Persero) Tbk	12,753,890	2,497,340
Shares		Value
Indonesia–(continued)
PT Bank Rakyat Indonesia (Persero) Tbk	31,414,700	$5,283,193
PT Indocement Tunggal Prakarsa Tbk	3,907,600	1,013,697
PT Telkom Indonesia (Persero) Tbk	19,063,958	2,783,161
		18,065,197
Macau–0.37%
Sands China Ltd.	945,846	1,773,747
Singapore–5.30%
Grab Holdings Ltd., Class A(a)(b)	1,528,765	5,350,677
Sea Ltd., ADR(a)	54,398	5,806,443
United Overseas Bank Ltd.	426,700	14,430,598
		25,587,718
South Africa–1.92%
Anglo American PLC	183,219	9,274,821
South Korea–15.50%
Hyundai Mobis Co. Ltd.	16,976	5,490,138
KB Financial Group, Inc.	37,103	4,342,415
LG Chem Ltd.	7,854	1,391,084
LG H&H Co. Ltd.	15,670	3,130,943
Samsung E&A Co. Ltd.	65,602	1,941,941
Samsung Electronics Co. Ltd.	164,708	28,668,216
Samsung Electronics Co. Ltd., Preference Shares	142,028	17,847,938
Samsung Fire & Marine Insurance Co. Ltd.	27,589	11,940,570
		74,753,245
Taiwan–20.45%
Hon Hai Precision Industry Co. Ltd.	1,484,000	11,333,317
Largan Precision Co. Ltd.	103,000	12,768,663
MediaTek, Inc.	116,000	12,357,211
Taiwan Semiconductor Manufacturing Co. Ltd.	840,464	62,165,121
		98,624,312
Thailand–4.52%
Bangkok Bank PCL, Foreign Shares	725,700	4,154,356
Kasikornbank PCL, Foreign Shares	2,419,877	17,655,608
		21,809,964
United States–1.63%
Cognizant Technology Solutions Corp., Class A	71,936	3,981,657
EPAM Systems, Inc.(a)(b)	36,698	3,873,841
		7,855,498
Total Common Stocks & Other Equity Interests (Cost $335,697,936)		475,037,878
Money Market Funds–1.45%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(c)(d)	2,453,363	2,453,363
See accompanying notes which are an integral part of this schedule.
Invesco Asia Pacific Equity Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 3.63%(c)(d)	4,556,245	$4,556,245
Total Money Market Funds (Cost $7,009,608)		7,009,608
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.95% (Cost $342,707,544)		482,047,486
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.00%
Invesco Private Government Fund, 3.69%(c)(d)(e)	5,341,841	5,341,841
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 3.82%(c)(d)(e)	13,918,963	$13,920,355
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $19,261,730)		19,262,196
TOTAL INVESTMENTS IN SECURITIES—103.95% (Cost $361,969,274)		501,309,682
OTHER ASSETS LESS LIABILITIES–(3.95)%		(19,051,053)
NET ASSETS–100.00%		$482,258,629
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,701,442	$33,528,181	$(33,776,260)	$-	$-	$2,453,363	$83,442
Invesco Treasury Portfolio, Institutional Class	5,017,005	62,266,622	(62,727,382)	-	-	4,556,245	153,757
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,237,300	51,767,924	(49,663,383)	-	-	5,341,841	107,975*
Invesco Private Prime Fund	8,392,457	121,423,708	(115,892,995)	925	(3,740)	13,920,355	291,502*
Total	$19,348,204	$268,986,435	$(262,060,020)	$925	$(3,740)	$26,271,804	$636,676

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Asia Pacific Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$40,498,203	$—	$40,498,203
China	37,961,949	82,604,425	—	120,566,374
Hong Kong	—	30,628,598	—	30,628,598
India	16,903,560	8,696,641	—	25,600,201
Indonesia	—	18,065,197	—	18,065,197
Macau	—	1,773,747	—	1,773,747
Singapore	11,157,120	14,430,598	—	25,587,718
South Africa	—	9,274,821	—	9,274,821
South Korea	—	74,753,245	—	74,753,245
Taiwan	—	98,624,312	—	98,624,312
Thailand	—	21,809,964	—	21,809,964
United States	7,855,498	—	—	7,855,498
Money Market Funds	7,009,608	19,262,196	—	26,271,804
Total Investments	$80,887,735	$420,421,947	$—	$501,309,682
Invesco Asia Pacific Equity Fund